UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-01241
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	August 31
Date of Reporting Period	May 31, 2005

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund as of May 31, 2005 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2005, the value of the Fund’s investment in the Portfolio was $45,635,785 and the Fund owned approximately 33.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-7529
Asian Small Companies Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	August 31
Date of Reporting Period	May 31, 2005

Item 1. Schedule of Investments

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer
Date:	July 8, 2005
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	July 8, 2005

Exhibit 99.CERT

Asian Small Companies Portfolio

Certification
Pursuant to Rule 302 of the Sarbanes-Oxley Act of 2003

I, Hon. Robert Lloyd George, certify that:

1.     I have reviewed this report on Form N-Q of Asian Small Companies Portfolio;

2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.     Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is being filed;

4.     The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)   Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)    Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)   Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.     The registrant’s other certifying officers and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President
Date:	July 8, 2005

Asian Small Companies Portfolio

Certification
Pursuant to Rule 302 of the Sarbanes-Oxley Act of 2003

I, William J. Austin, Jr., certify that:

1.     I have reviewed this report on Form N-Q of Asian Small Companies Portfolio;

2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.     Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is being filed;

4.     The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)   Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)    Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)   Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.     The registrant’s other certifying officers and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer
Date:	July 8, 2005

Asian Small Companies Portfolio                                                                                                        as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
China — 5.1%
Cosmetics & Toiletries — 3.3%
Beauty China Holdings Ltd.	7,950,000	$4,451,986
		$4,451,986
Retail - Electronics — 1.8%
GOME Electrical Appliances Holdings Ltd.	2,507,000	2,497,558
		$2,497,558
Total China
(identified cost $5,306,775)		$6,949,544
Hong Kong — 15.9%
Engineering — 1.1%
Hong Kong Aircraft Engineering Co., Ltd.	232,000	1,435,137
		$1,435,137
Household Furnishing & Appliances — 2.3%
Chitaly Holdings Ltd.	3,612,000	3,193,875
		$3,193,875
Printing and Packaging — 2.1%
Vision Grande Group Holdings Ltd.	5,338,000	2,810,674
		$2,810,674
Real Estate Operating/Development — 1.6%
Far East Consortium	5,521,000	2,245,819
		$2,245,819
Retail - Apparel — 4.9%
Bossini International Holdings Ltd.	6,244,000	1,209,545
Esprit Holdings, Ltd.	319,000	2,279,067
Ports Design Ltd.	4,768,000	3,213,527
		$6,702,139
Retail - Restaurants — 2.3%
Fairwood Holdings Ltd.	5,802,000	3,132,467
		$3,132,467
Toys — 1.6%
Playmates Holdings Ltd.	10,362,000	2,136,164
		$2,136,164
Total Hong Kong
(identified cost $17,110,633)		$21,656,275

1

India — 15.9%
Auto and Parts — 2.9%
Bharat Forge Ltd.	64,170	$1,994,705
Motor Industries Co., Ltd.	38,300	1,891,229
		$3,885,934
Banking and Finance — 2.0%
Kotak Mahindra Bank Ltd.	325,379	2,770,314
		$2,770,314
Chemicals — 2.0%
United Phosphorus Ltd.	148,990	2,717,548
		$2,717,548
Diversified Financial Services — 1.0%
Indiabulls Financial Services Ltd. (1)	499,400	1,398,480
		$1,398,480
Diversified Operations — 2.2%
Sintex Industries Ltd.	240,086	2,954,905
		$2,954,905
Drugs — 0.8%
Ind-Swift Laboratories Ltd.	275,000	1,092,558
		$1,092,558
Electric Products - Miscellaneous — 2.1%
Siemens India Ltd.	60,500	2,779,584
		$2,779,584
Engineering and Construction — 1.3%
ABB Ltd.	61,000	1,815,075
		$1,815,075
Printing — 1.6%
Micro Inks Ltd.	165,317	2,192,071
		$2,192,071
Total India
(identified cost $16,691,863)		$21,606,469
Indonesia — 2.5%
Packaging — 0.8%
PT Dynaplast Tbk	6,565,000	1,015,046
		$1,015,046
Telecommunication Services — 1.7%
PT Telekomunikasi Tbk	4,776,000	2,347,673
		$2,347,673
Total Indonesia
(identified cost $3,221,195)		$3,362,719

2

Malaysia — 3.7%
Electric - Generation — 2.0%
Malakoff Berhad	1,392,200	$2,671,638
		$2,671,638
Telecommunication Services — 1.7%
Digi.Com Berhad (1)	1,751,000	2,391,724
		$2,391,724
Total Malaysia
(identified cost $4,536,468)		$5,063,362
Republic of Korea — 18.4%
Drugs — 2.1%
Hanmi Pharm Co., Ltd.	49,690	2,850,217
		$2,850,217
Education — 1.3%
Daekyo Co., Ltd.	29,030	1,795,588
		$1,795,588
Engineering and Construction — 4.3%
Hyundai Engineering & Construction Co. (1)	151,890	3,524,141
Kumho Industrial Co., Ltd.	185,300	2,312,732
		$5,836,873
Machinery — 1.2%
Daewoo Heavy Industries & Machinery Ltd.	191,300	1,534,591
		$1,534,591
Office Furniture — 2.0%
Fursys, Inc.	173,840	2,749,378
		$2,749,378
Packaging — 2.5%
Youlchon Chemical Co., Ltd.	275,000	3,413,242
		$3,413,242
Security Systems Services — 2.0%
S1 Corp.	65,300	2,666,562
		$2,666,562
Travel Services — 1.7%
Hana Tour Service, Inc.	107,195	2,321,053
		$2,321,053
Waste Disposal — 1.3%
Insun ENT Co., Ltd.	124,935	1,767,005
		$1,767,005
Total Republic of Korea
(identified cost $21,124,569)		$24,934,509

3

Singapore — 15.8%
Education — 2.6%
Raffles Education Corp., Ltd.	8,221,000	$3,560,266
		$3,560,266
Electronic Components - Miscellaneous — 3.3%
Huan Hsin Holdings Ltd.	4,169,000	2,015,651
Jurong Technologies Industrial Corp., Ltd.	2,574,000	2,483,135
		$4,498,786
Food - Retail — 2.4%
Dairy Farm International Holdings Ltd.	1,137,800	3,276,864
		$3,276,864
Publishing — 0.8%
Yellow Pages (Singapore) Ltd. (1)	1,230,000	1,018,911
		$1,018,911
Real Estate Operating/Development — 2.5%
Hersing Corp., Ltd.	2,946,000	194,917
Keppel Land Ltd.	2,269,000	3,105,905
		$3,300,822
Retail - Electronics — 0.9%
Pertama Holdings Ltd.	7,217,000	1,258,867
		$1,258,867
Transport - Marine — 3.3%
Ezra Holdings Ltd.	3,455,800	2,549,271
Jaya Holdings Ltd.	3,142,000	1,943,272
		$4,492,543
Total Singapore
(identified cost $16,857,341)		$21,407,059
Taiwan — 10.5%
Business Services - Miscellaneous — 1.1%
Taiwan Secom Co., Ltd.	1,040,000	1,554,862
		$1,554,862
Chemicals — 1.9%
Taiwan Fertilizer Co., Ltd.	1,982,000	2,518,658
		$2,518,658
Electronic Components – Miscellaneous — 2.6%
Silitech Technology Corp.	866,000	3,466,364
		$3,466,364
Health and Personal Care — 2.9%
Johnson Health Tech Co., Ltd.	1,105,000	3,981,855
		$3,981,855

4

Hotels and Motels — 2.0%
Formosa International Hotels Corp.	1,650,000	$2,754,385
		$2,754,385
Total Taiwan
(identified cost $8,662,246)		$14,276,124
Thailand — 9.1%
Hotels and Motels — 2.1%
Minor International PLC	30,220,454	2,886,641
		$2,886,641
Oil Companies – Integrated — 1.9%
PTT PCL	523,900	2,540,825
		$2,540,825
Real Estate Operating/Development — 2.2%
Central Pattana PCL	14,003,900	2,999,358
		$2,999,358
Telecommunication Services — 1.3%
Total Access Communication PCL (1)	609,000	1,735,650
		$1,735,650
Waste Disposal — 1.6%
Professional Waste Technology 1999 PCL	38,868,100	2,162,529
		$2,162,529
Total Thailand
(identified cost $11,001,322)		$12,325,003
Total Common Stocks
(identified cost $104,512,412)		$131,581,064

Preferred Stocks — 0.4%

Security	Shares	Value
India — 0.4%
Drugs — 0.4%
Ind-Swift Laboratories Ltd.	168,000	$528,675
		$528,675
Total India
(identified cost $429,285)		$528,675
Total Preferred Stocks
(identified cost $429,285)		$528,675

5

Warrants — 0.0%

Security	Shares	Value
Hong Kong — 0.0%
Playmates Holdings Ltd. (1)	2,072,400	$48,218
		$48,218
Total Hong Kong
(identified cost $0)		$48,218
Total Warrants
(identified cost $0)		$48,218
Total Investments — 97.3%
(identified cost $104,941,697)		$132,157,957
Other Assets, Less Liabilities — 2.7%		$3,694,654
Net Assets — 100.0%		$135,852,611

Company descriptions are unaudited.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$104,941,697
Gross unrealized appreciation	$30,329,654
Gross unrealized depreciation	(3,113,394)
Net unrealized appreciation	$27,216,260

6

Eaton Vance Global Growth Fund as of May 31, 2005 (Unaudited)

Eaton Vance Global Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in the Global Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2005, the value of the Fund’s investment in the Portfolio was $83,062,057 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Global Growth Portfolio                                                                                                                         as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Advertising — 2.7%
Greenfield Online, Inc. (1)	20,955	$284,988
Havas Advertising	332,000	1,968,620
		$2,253,608
Aerospace and Defense — 3.4%
Precision Castparts Corp.	11,000	855,030
Thales SA	45,000	1,802,382
Westjet Airlines, Ltd. (1)	18,000	200,646
		$2,858,058
Automobiles — 2.0%
Toyota Motor Corp.	45,900	1,643,068
		$1,643,068
Biotechnology — 1.1%
Celgene Corp. (1)	21,000	889,140
		$889,140
Broadcasting — 0.8%
Central European Media Enterprises, Ltd. (1)	14,000	623,560
		$623,560
Business Services — 3.1%
CheckFree Corp. (1)	18,400	686,872
Mitsui and Co., Ltd.	183,000	1,655,532
Sotheby’s Holdings, Inc., Class A (1)	14,000	196,420
ZipRealty, Inc. (1)	3,800	52,326
		$2,591,150
Chemicals — 5.8%
BASF AG	29,800	1,981,145
Kingboard Chemical Holdings, Ltd.	492,000	1,495,532
Mosaic Co., (The) (1)	16,000	209,280
Potash Corporation of Saskatchewan, Inc.	12,500	1,130,125
		$4,816,082
Commercial Banks — 6.7%
ABN AMRO Holdings NV	76,691	1,787,104
Commerce Bancorp, Inc.	29,000	804,750
HSBC Holdings PLC	116,000	1,835,089
Raiffeisen International Bank Holding AG (1)	18,900	1,131,834
		$5,558,777
Commercial Services — 0.3%
Coinstar, Inc. (1)	11,000	208,340
		$208,340

Computers and Business Equipment — 4.9%
PalmOne, Inc. (1)	40,666	$1,155,728
Research in Motion, Ltd. (1)	17,700	1,465,914
Sindo Ricoh Co.	25,400	1,427,030
		$4,048,672
Consumer Products — 0.1%
Nu Skin Enterprises, Inc., Class A	5,500	124,245
		$124,245
Diversified Telecommunication Services — 7.4%
KT Corp. ADR	82,907	1,735,243
NII Holdings, Inc., Class B (1)	29,000	1,728,400
Novatel Wireless, Inc. (1)	75,000	935,250
Swisscom AG	5,150	1,728,349
		$6,127,242
Education — 0.5%
Laureate Education, Inc. (1)	9,500	443,650
		$443,650
Electrical Equipment — 0.2%
Vishay Intertechnology, Inc. (1)	16,000	206,400
		$206,400
Energy Services — 1.2%
British Energy Group PLC (1)	130,000	798,459
Ormat Technologies, Inc.	13,700	234,407
		$1,032,866
Entertainment — 2.2%
Six Flags, Inc. (1)	58,000	255,780
Sportingbet PLC (1)	310,000	1,587,623
		$1,843,403
Financial Services — 7.5%
Diamond Lease Co., Ltd.	45,200	1,790,805
E*Trade Financial Corp. (1)	80,000	988,000
First Marblehead Corp., (The) (1)	10,000	446,500
IndyMac Bancorp, Inc.	11,000	452,650
MarketAxess Holdings, Inc. (1)	34,900	349,000
Nomura Securities Co., Ltd.	148,500	1,884,222
OptionsXpress Holdings, Inc. (1)	3,000	40,500
SFE Corp., Ltd.	30,000	229,174
Student Loan Corp., (The)	400	85,852
		$6,266,703
Gaming Equipment — 2.3%
WMS Industries, Inc. (1)	60,100	1,909,377
		$1,909,377

Generic Drugs — 0.2%
Taro Pharmaceutical Industries, Ltd. (1)	6,000	$196,260
		$196,260
Hardware - Networking — 1.3%
Atheros Communications, Inc. (1)	117,000	1,081,080
		$1,081,080
Health Care - Providers and Services — 1.6%
Caremark Rx, Inc. (1)	12,000	535,920
Laboratory Corporation of America Holdings (1)	8,000	387,600
McKesson Corp.	11,000	442,970
		$1,366,490
Health Care Providers & Services — 1.1%
Henry Schein, Inc. (1)	11,000	443,190
WellPoint, Inc. (1)	3,700	492,100
		$935,290
Insurance — 2.8%
Prudential PLC	261,500	2,327,224
		$2,327,224
Internet Services — 1.9%
Google, Inc., Class A (1)	5,600	1,559,040
		$1,559,040
IT Consulting & Services — 0.7%
Kanbay International, Inc. (1)	26,501	550,161
		$550,161
Machinery — 2.4%
MODEC, Inc.	85,000	1,981,320
		$1,981,320
Medical Products — 2.9%
Align Technology, Inc. (1)	105,000	763,350
Biosite, Inc. (1)	3,200	175,072
Cooper Cos., Inc., (The)	7,000	462,350
Fisher Scientific International, Inc. (1)	7,000	437,220
I-Flow Corp. (1)	26,227	428,549
Shamir Optical Industry, Ltd. (1)	7,100	121,836
		$2,388,377
Metals - Industrial — 0.6%
IPE Group, Ltd.	3,390,000	474,991
		$474,991

Mining — 0.7%
Gammon Lake Resources, Inc. (1)	20,000	$119,600
Peabody Energy Corp.	9,500	453,530
		$573,130
Oil Companies - Exploration & Production — 5.0%
BP PLC	189,000	1,901,298
Goodrich Petroleum Corp. (1)	13,770	243,867
Niko Resources, Ltd.	17,000	775,346
Southwestern Energy Co. (1)	8,000	558,400
Vintage Petroleum, Inc.	19,000	524,780
Williams Co., Inc. (The)	8,000	147,280
		$4,150,971
Pharmaceuticals — 3.3%
American Pharmaceutical Partners, Inc. (1)	17,000	746,640
Ono Pharmaceutical Co., Ltd.	33,800	1,561,216
Shire Pharmaceuticals Group PLC ADR	13,500	432,135
		$2,739,991
Publishing — 4.3%
Promotora de Informaciones S.A. (Prisa)	96,000	1,886,935
Trinity Mirror PLC	150,000	1,703,210
		$3,590,145
Semiconductor Equipment and Products — 5.6%
Cirrus Logic, Inc. (1)	46,000	238,280
Intel Corp.	16,000	430,880
International Rectifier Corp. (1)	20,000	955,600
LSI Logic Corp. (1)	35,000	257,600
NVIDIA Corp. (1)	89,000	2,419,910
Teradyne, Inc. (1)	27,000	351,270
		$4,653,540
Software — 1.4%
Infosys Technologies, Ltd. ADR	11,741	849,344
Magma Design Automation, Inc. (1)	40,000	318,800
		$1,168,144
Specialty Retail — 7.2%
CVS Corp.	23,000	1,261,550
DEB Shops, Inc.	14,769	446,171
PETsMART, Inc.	16,000	508,320
RONA, Inc. (1)	19,114	396,256
Tesco PLC	368,000	2,101,361
Tweeter Home Entertainment Group, Inc. (1)	66,500	235,410
Walgreen Co.	22,000	997,480
		$5,946,548

Telecommunication Equipment — 0.3%
Corning, Inc. (1)	16,000	$250,880
		$250,880
Transportation — 2.6%
BAA PLC	187,800	2,130,793
		$2,130,793
Total Common Stocks (identified cost $71,656,297)		$81,508,716

Warrants — 0.0%

Security	Shares	Value
— 0.0%
Kingboard Chemical – Strike: 20 Expires: 12/31/06 (1)	49,200	$29,622
		$29,622
Total Warrants (identified cost $0)		$29,622

Commercial Paper – 0.8%

Security	Principal Amount (000’s omitted)	Value
General Electric Capital Corp., 3.05%, 6/1/05	627	$627,000
Total Commercial Paper (at amortized cost, $627,000)		$627,000
Short-Term Investments — 1.0%
Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.06%, 6/1/05	837	837,000
Total Short-Term Investments (at amortized cost, $837,000)		$837,000
Total Investments — 99.9% (identified cost $73,120,297)		$83,002,338
Other Assets, Less Liabilities — 0.1%		$59,892
Net Assets — 100.0%		$83,062,230

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	41.1%	$34,112,135
United Kingdom	17.8%	14,817,192
Japan	12.7%	10,516,163
Canada	4.9%	4,087,887
France	4.5%	3,771,002
Republic of Korea	3.8%	3,162,273
Hong Kong	2.4%	2,000,145
Germany	2.4%	1,981,145
Spain	2.3%	1,886,935
Netherlands	2.2%	1,787,104
Switzerland	2.1%	1,728,349
Austria	1.4%	1,131,834
India	1.0%	849,344
Bermuda	0.8%	623,560
Israel	0.4%	318,096
Australia	0.3%	229,174

The Portfolio did not have any open financial instruments at May 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$73,120,297
Gross unrealized appreciation	$12,147,698
Gross unrealized depreciation	(2,265,657)
Net unrealized appreciation	$9,882,041

Eaton Vance Greater China Growth Fund  as of May 31, 2005 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2005, the value of the Fund’s investment in the Portfolio was $115,676,426 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Greater China Growth Portfolio                                                                                                           as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.0%

Security	Shares	Value
China — 12.6%
Auto Manufacturer — 1.1%
Denway Motors, Ltd.	3,481,000	$1,224,466
		$1,224,466
Consumer Electronics — 3.2%
GOME Electrical Appliances Holdings, Ltd.	3,696,000	3,682,079
		$3,682,079
Insurance — 0.9%
China Insurance International Holdings Co., Ltd. (1)	3,022,000	1,105,220
		$1,105,220
Mining — 1.6%
Yanzhou Coal Mining Co., Ltd.	1,971,200	1,564,531
Zijin Mining Group Co., Ltd.	1,480,000	301,831
		$1,866,362
Oil Companies - Exploration & Production — 4.3%
CNOOC, Ltd.	4,650,000	2,549,906
PetroChina Co., Ltd.	3,708,000	2,383,709
		$4,933,615
Semiconductor Components/Integrated Circuits — 1.5%
Semiconductor Manufacturing International Corp. (1)	8,961,000	1,737,881
		$1,737,881
Total China (identified cost $12,392,639)		$14,549,623
Hong Kong — 51.2%
Apparel and Accessories — 2.4%
Ports Design, Ltd.	4,211,500	2,838,458
		$2,838,458
Audio/Video Products — 0.6%
Skyworth Digital Holdings, Ltd.	4,636,000	691,291
		$691,291
Banks — 2.7%
HSBC Holdings PLC	196,000	3,110,602
		$3,110,602
Chemicals - Diversified — 2.4%
Kingboard Chemical Holdings, Ltd.	926,000	2,814,761
		$2,814,761

1

Computers & Peripherals — 1.0%
TPV Technology, Ltd.	1,796,000	$1,150,835
		$1,150,835
Distribution/Wholesale — 3.6%
Esprit Holdings, Ltd.	582,000	4,158,047
		$4,158,047
Diversified Operations — 13.9%
Hutchison Whampoa, Ltd.	114,000	989,416
Jardine Matheson Holdings, Ltd.	329,804	5,672,629
NWS Holdings, Ltd.	1,147,000	1,590,484
Shun Tak Holdings, Ltd.	3,004,000	2,828,597
Swire Pacific, Ltd. — Class A	464,000	3,956,024
Swire Pacific, Ltd. — Class B	660,000	1,054,684
		$16,091,834
Electric - Integrated — 3.6%
CLP Holdings, Ltd.	740,000	4,230,115
		$4,230,115
Furniture and Appliances — 1.6%
Chitaly Holdings, Ltd.	2,062,000	1,823,303
		$1,823,303
Gas Production & Distribution — 2.3%
Hong Kong and China Gas Co., Ltd.	1,316,000	2,644,042
		$2,644,042
Hotels and Motels — 1.5%
Shangri-La Asia, Ltd.	1,175,156	1,774,978
		$1,774,978
Optical Products — 0.8%
Sun Hing Vision Group Holdings, Ltd.	2,178,000	963,659
		$963,659
Printing — 2.6%
Vision Grande Group Holdings Ltd.	5,656,000	2,978,114
		$2,978,114
Real Estate Operating/Development — 4.8%
Hopewell Holdings, Ltd.	1,127,000	2,783,721
Kerry Properties, Ltd.	1,261,683	2,760,940
		$5,544,661
Retail - Specialty and Apparel — 2.1%
Dickson Concepts International, Ltd.	1,399,200	2,387,011
		$2,387,011

2

Telecommunications Services — 3.1%
China Mobile, Ltd.	974,000	$3,546,127
		$3,546,127
Transportation & Logistics — 2.2%
COSCO Pacific, Ltd.	1,304,000	2,522,881
		$2,522,881
Total Hong Kong (identified cost $41,353,063)		$59,270,719
Taiwan — 28.2%
Banks — 0.8%
Bank of Kaohsiung	1,466,300	979,803
		$979,803
Business Services - Miscellaneous — 1.3%
Taiwan Secom Co., Ltd.	976,000	1,459,178
		$1,459,178
Chemicals — 1.6%
Taiwan Fertilizer Co., Ltd.	1,426,000	1,812,112
		$1,812,112
Computers — 3.3%
Acer, Inc.	1,445,758	2,736,005
Benq Corp. (1)	1,106,000	1,137,632
		$3,873,637
Electronic Components - Miscellaneous — 2.6%
AU Optronics Corp. (1)	1,799,000	2,974,694
		$2,974,694
Health and Personal Care — 0.6%
Johnson Health Tech Co., Ltd.	179,000	645,024
		$645,024
Hotels and Motels — 1.0%
Formosa International Hotels Corp.	683,000	1,140,149
		$1,140,149
Insurance — 3.1%
Cathay Financial Holding Co., Ltd.	1,283,000	2,446,265
Shin Kong Financial Holding Co., Ltd.	1,117,000	1,130,711
		$3,576,976
Oil and Gas - Equipment and Services — 2.1%
Formosa Petrochemical Corp.	1,229,000	2,463,573
		$2,463,573

3

Semiconductor Components/Integrated Circuits — 5.9%
MediaTek, Inc.	203,000	$1,748,224
Taiwan Semiconductor Manufacturing Co., Ltd.	2,843,000	5,126,812
		$6,875,036
Telecommunications Services — 5.9%
Chunghwa Telecom Co., Ltd.	2,239,000	4,428,179
Far EasTone Telecommunications Co., Ltd.	1,867,300	2,384,852
		$6,813,031
Total Taiwan (identified cost $27,747,514)		$32,613,213
Total Common Stocks (identified cost $81,493,216)		$106,433,555
Total Investments — 92.0% (identified cost $81,493,216)		$106,433,555
Other Assets, Less Liabilities — 8.0%		$9,243,056
Net Assets — 100.0%		$115,676,611

Company descriptions are unaudited.

(1)	Non-income producing security.

Top Ten Holdings

		Percentage
		of Net
Company	Industry Sector	Assets	Value
Jardine Matheson Holdings, Ltd.	Diversified Operations	4.9	$5,672,629
Taiwan Semiconductor Manufacturing Co., Ltd.	Semiconductor Components/Integrated Circuits	4.4	5,126,812
Chunghwa Telecom Co., Ltd.	Telecommunications Services	3.8	4,428,179
CLP Holdings, Ltd.	Electric - Integrated	3.7	4,230,115
Esprit Holdings, Ltd.	Distribution/Wholesale	3.6	4,158,047
Swire Pacific, Ltd. - Class A	Diversified Operations	3.4	3,956,024
GOME Electrical Appliances Holdings, Ltd.	Consumer Electronics	3.2	3,682,079
China Mobile, Ltd.	Telecommunications Services	3.1	3,546,127
HSBC Holdings PLC	Banks	2.7	3,110,602
Vision Grande Group Holdings Ltd.	Printing	2.6	2,978,114

4

Industry concentration — Below are the
top ten industry sectors represented in the
Portfolio of Investments (Unaudited)

	Percentage
	of Net
Company	Assets	Value
Diversified Operations	13.9	$16,091,834
Telecommunications Services	9.0	10,359,158
Semiconductor Components/Integrated Circuits	7.4	8,612,917
Real Estate Operating/Development	4.8	5,544,661
Oil Companies - Exploration & Production	4.3	4,933,615
Insurance	4.0	4,682,196
Electric - Integrated	3.7	4,230,115
Distribution/Wholesale	3.6	4,158,047
Banks	3.5	4,090,405
Computers	3.3	3,873,637

The Portfolio did not have any open financial instruments at May 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$81,493,216
Gross unrealized appreciation	$26,953,435
Gross unrealized depreciation	(2,013,096)
Net unrealized appreciation	$24,940,339

5

Eaton Vance Growth  Fund  as of May 31, 2005 (Unaudited)

Eaton Vance Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2005, the value of the Fund’s investment in the Portfolio was $114,165,048 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Growth Portfolio                                                                                                                                       as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.4%

Security	Shares	Value
Airlines — 0.5%
Westjet Airlines, Ltd. (1)	48,000	$535,056
		$535,056
Broadcasting — 1.4%
Central European Media Enterprises, Ltd. (1)	36,000	1,603,440
		$1,603,440
Business Services - Miscellaneous — 0.8%
Greenfield Online, Inc. (1)	54,738	744,437
ZipRealty, Inc. (1)	11,200	154,224
		$898,661
Chemicals — 3.2%
Mosaic Co., (The) (1)	40,000	523,200
Potash Corporation of Saskatchewan, Inc.	35,000	3,164,350
		$3,687,550
Computer Software & Services — 3.8%
Infosys Technologies, Ltd. ADR	24,174	1,748,747
Kanbay International, Inc. (1)	72,307	1,501,093
Magma Design Automation, Inc. (1)	110,000	876,700
Syntel, Inc.	9,800	153,468
		$4,280,008
Computers and Business Equipment — 2.8%
PalmOne, Inc. (1)	111,667	3,173,576
		$3,173,576
Consumer Services — 2.3%
Weight Watchers International, Inc. (1)	55,000	2,675,750
		$2,675,750
Drugs — 2.5%
American Pharmaceutical Partners, Inc. (1)	39,000	1,712,880
Shire Pharmaceuticals PLC ADR	36,000	1,152,360
		$2,865,240
Education — 1.0%
Laureate Education, Inc. (1)	24,700	1,153,490
		$1,153,490
Energy Services — 2.5%
British Energy Group PLC (1)	370,000	2,272,538
Ormat Technologies, Inc.	36,100	617,671
		$2,890,209

1

Entertainment — 0.6%
Six Flags, Inc. (1)	150,000	$661,500
		$661,500
Financial Services — 9.5%
Coinstar, Inc. (1)	37,000	700,780
Commerce Bancorp, Inc.	79,000	2,192,250
Countrywide Financial Corp.	20,000	743,400
E*Trade Financial Corp. (1)	210,000	2,593,500
First Marblehead Corp., (The) (1)	26,000	1,160,900
IndyMac Bancorp, Inc.	30,000	1,234,500
MarketAxess Holdings, Inc. (1)	92,500	925,000
SFE Corp., Ltd.	75,000	571,940
Student Loan Corp., (The)	3,400	729,742
		$10,852,012
Gaming — 3.5%
Sportingbet PLC (1)	775,000	3,969,058
		$3,969,058
Gaming Equipment — 4.4%
WMS Industries, Inc. (1)	157,400	5,000,598
		$5,000,598
Generic Drugs — 0.7%
Taro Pharmaceutical Industries, Ltd. (1)	24,000	785,040
		$785,040
Hardware - Networking — 2.5%
Atheros Communications, Inc. (1)	311,000	2,873,640
		$2,873,640
Health Care Providers & Services — 3.2%
Laboratory Corp. of America Holdings (1)	24,000	1,162,800
McKesson Corp.	29,000	1,167,830
WellPoint, Inc. (1)	10,000	1,330,000
		$3,660,630
Instruments - Scientific — 1.1%
Fisher Scientific International, Inc. (1)	20,000	1,249,200
		$1,249,200
Insurance — 2.3%
UnumProvident Corp.	141,000	2,588,760
		$2,588,760
Internet Services — 5.3%
CheckFree Corp. (1)	47,300	1,765,709
Google, Inc., Class A (1)	15,400	4,287,360
		$6,053,069

2

Medical Products — 7.4%
Align Technology, Inc. (1)	277,000	$2,013,790
Biosite, Inc. (1)	9,000	492,390
Celgene Corp. (1)	51,000	2,159,340
Cooper Co., Inc., (The)	19,000	1,254,950
Henry Schein, Inc. (1)	30,000	1,208,700
I-Flow Corp. (1)	63,160	1,032,034
Shamir Optical Industry, Ltd. (1)	19,200	329,472
		$8,490,676
Metal Processors & Fabricator — 1.6%
Precision Castparts Corp.	24,000	1,865,520
		$1,865,520
Mining — 1.3%
Gammon Lake Resources, Inc. (1)	50,000	299,000
Peabody Energy Corp.	25,000	1,193,500
		$1,492,500
Oil and Gas - Exploration and Production — 5.3%
Goodrich Petroleum Corp. (1)	37,427	662,832
Niko Resources, Ltd.	46,000	2,097,995
Southwestern Energy Co. (1)	22,000	1,535,600
Vintage Petroleum, Inc.	50,000	1,381,000
Williams Co., Inc. (The)	21,000	386,610
		$6,064,037
Personal Products — 0.9%
Gillette Co., (The)	20,000	1,054,800
		$1,054,800
Retail — 0.6%
Nu Skin Enterprises, Inc., Class A	30,000	677,700
		$677,700
Retail - Food and Drug — 6.4%
Caremark Rx, Inc. (1)	30,000	1,339,800
CVS Corp.	64,000	3,510,400
Walgreen Co.	55,000	2,493,700
		$7,343,900
Retail - Specialty — 3.1%
DEB Shops, Inc.	39,385	1,189,821
PETsMART, Inc.	40,000	1,270,800
RONA, Inc. (1)	50,974	1,056,751
		$3,517,372

3

Semiconductors — 11.5%
Cirrus Logic, Inc. (1)	126,000	$652,680
Intel Corp.	42,000	1,131,060
International Rectifier Corp. (1)	52,000	2,484,560
LSI Logic Corp. (1)	95,000	699,200
NVIDIA Corp. (1)	242,000	6,579,980
Teradyne, Inc. (1)	75,000	975,750
Vishay Intertechnology, Inc. (1)	44,000	567,600
		$13,090,830
Telecommunication Equipment — 6.2%
Corning, Inc. (1)	42,000	658,560
Novatel Wireless, Inc. (1)	212,000	2,643,640
Research In Motion, Ltd. (1)	45,200	3,743,464
		$7,045,664
Telecommunication Services — 3.2%
NII Holdings, Inc., Class B (1)	62,000	3,695,200
		$3,695,200
Total Common Stocks
(identified cost $100,764,062)		$115,794,686
Total Investments — 101.4%
(identified cost $100,764,062)		$115,794,686
Other Assets, Less Liabilities — (1.4)%		$(1,629,615)
Net Assets — 100.0%		$114,165,071

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$100,764,062
Gross unrealized appreciation	$17,351,612
Gross unrealized depreciation	(2,320,988)
Net unrealized appreciation	$15,030,624

4

Eaton Vance Worldwide Health Sciences Fund as of May 31, 2005 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2005, the value of the Fund’s investment in the Portfolio was $2,462,684,485 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Worldwide Health Sciences Portfolio                                                                                                 as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.34%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 14.91% (1)
Altana AG	1,750,000	$104,318,829	4.24%
Novartis AG	3,615,000	176,960,896	7.19%
Serono SA	140,000	85,624,871	3.48%
		$366,904,596	14.91%
Major Capitalization - Far East — 11.03% (1)
Astellas Pharma, Inc.	2,698,000	97,130,503	3.94%
Chugai Pharmaceuticals Co., Ltd.	4,249,700	63,215,423	2.57%
Takeda Chemical Industries, Ltd.	2,300,000	111,241,458	4.52%
		$271,587,384	11.03%
Major Capitalization - North America — 39.28% (1)
Amgen, Inc. (2)	2,341,000	146,499,780	5.95%
Genentech, Inc. (2)	1,900,000	150,575,000	6.11%
Genzyme Corp. (2)	1,900,000	118,541,000	4.81%
Lilly (Eli) & Co.	1,812,000	105,639,600	4.29%
Medimmune, Inc. (2)	4,041,000	106,682,400	4.33%
Pfizer, Inc.	5,000,000	139,500,000	5.66%
Schering-Plough Corp.	5,500,000	107,250,000	4.36%
Wyeth Corp.	2,138,500	92,746,745	3.77%
		$967,434,525	39.28%
Specialty Capitalization - Europe — 0.51%
Berna Biotech AG (2)	1,702,812	12,497,695	0.51%
		$12,497,695	0.51%
Specialty Capitalization - North America — 26.61%
Abgenix, Inc. (2)	4,000,000	28,800,000	1.17%
Acadia Pharmaceuticals, Inc. (2)	90,000	785,700	0.03%
Acadia Pharmaceuticals, Inc. (2)(3)	531,606	4,571,812	0.19%
Affymetrix, Inc. (2)	2,700,000	144,423,000	5.86%
Biovail Corp. (2)	2,052,000	32,462,640	1.32%
Enzon Pharmaceuticals, Inc. (2)	3,100,000	18,817,000	0.76%
Exelixis, Inc. (2)	3,100,000	21,762,000	0.88%
Gen-Probe, Inc. (2)	2,100,000	81,606,000	3.31%
Given Imaging, Ltd. (2)(3)	485,000	11,979,500	0.49%
Human Genome Sciences, Inc. (2)	5,195,000	58,599,600	2.38%
ICOS Corp. (2)	2,200,000	47,520,000	1.93%
Ligand Pharmaceuticals, Inc., Class B (2)	4,050,000	23,652,000	0.96%
Memory Pharmaceuticals Corp. (2)	289,628	718,277	0.03%
NPS Pharmaceuticals, Inc. (2)	3,149,500	36,439,715	1.48%
OSI Pharmaceuticals, Inc. (2)	1,225,000	45,533,250	1.85%

1

Pharmacopeia Drug Discovery, Inc. (2)	583,000	$2,821,720	0.11%
Savient Pharmaceuticals, Inc. (2)	1,701,000	5,715,360	0.23%
Tanox, Inc. (2)	2,788,000	27,601,200	1.12%
Transkaryotic Therapies, Inc. (2)	1,817,000	61,759,830	2.51%
		$655,568,604	26.61%
Total Common Stocks (identified cost $2,074,613,553)		$2,273,992,804

Preferred Stocks — 0.03%

			Percentage of
Security	Shares	Value	Net Assets
Specialty Capitalization - North America — 0.03%
Predix Pharmaceuticals Holdings, Inc. Series AB (2)(3)(4)	646,000	$142,379	0.01%
Predix Pharmaceuticals Holdings, Inc. Series C (2)(3)(4)	2,337,565	515,199	0.02%
		$657,578	0.03%
Total Preferred Stocks (identified cost $3,015,129)		$657,578

Options — 0.00%

			Percentage of
Security	Shares	Value	Net Assets
Specialty Capitalization - North America — 0.00%
Orchid BioSciences, Inc. Options, Exp. 7/24/11, 12/21/11 (2)(3)	2,898	$217	0.00%
		$ 217	0.00%
Total Options (identified cost $0)		$217

Warrants — 0.03%

			Percentage of
Security	Shares	Value	Net Assets
Specialty Capitalization - North America — 0.03%
Given Imaging Warrants, Exp. 9/15/11 (2)(3)	1,283	$27,353	0.00%
Predix Pharmaceuticals Holdings, Inc. Series AB Warrants, Exp. 8/9/09 (2)(3)(4)	3,252,806	683,089	0.03%
		$710,442	0.03%
Total Warrants (identified cost $0)		$710,442

2

Short-Term Investments — 7.39%

	Principal
	Amount		Percentage of
Security	(000’s omitted)	Value	Net Assets
Abbey National LLC, Commercial Paper, 3.00%, 6/1/05	$38,000	$38,000,000	1.54%
General Electric Capital Corp., Commercial Paper, 3.05%, 6/1/05	119,765	119,765,000	4.86%
Investors Bank and Trust Company Time Deposit, 3.06%, 6/1/05	2,000	2,000,000	0.08%
Pfizer, Inc., Commercial Paper, 3.01%, 6/1/05	22,420	22,420,000	0.91%
Total Short-Term Investments (at amortized cost, $182,185,000)		$182,185,000
Total Investments (identified cost $2,259,813,682)		$2,457,546,041	99.79%
Other Assets, Less Liabilities		$5,138,675	0.21%
Net Assets		$2,462,684,716	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more.
(2)	Non-income producing security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Restricted security.

The Portfolio did not have any open financial instruments at May 31, 2005

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,259,813,682
Gross unrealized appreciation	$543,450,085
Gross unrealized depreciation	(345,717,726)
Net unrealized appreciation	$197,732,359

3

At, May 31, 2005 the Portfolio owned the following securities (representing 0.05% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.  This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Predix Pharmaceuticals Holdings, Inc. Series AB	8/12/03 - 8/06/04	646,000	$2,500,000	$142,379
Predix Pharmaceuticals Holdings, Inc. Series C	8/06/04	2,337,565	515,129	515,199
			$ 3,015,129	$657,578
Warrants
Predix Pharmaceuticals Holdings, Inc. Series AB Warrants, Exp. 8/9/09	8/06/04	3,252,806	0	683,089
			$ —	$683,089
			$ 3,015,129	$1,340,667

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	July 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	July 11, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	July 11, 2005